Statement of Changes in Shareholders' Equity (USD $)		Total	Ordinary Shares		Deficit Accumulated During the Development Stage
Beginning Balance at Feb. 08, 2012	[1]
Beginning Balance, Shares at Feb. 08, 2012	[1]
Ordinary shares issued February 8, 2012 at approximately $0.02 per share for cash
Ordinary shares issued February 8, 2012 at approximately $0.02 per share for cash, Shares			3
Ordinary shares issued April 6, 2012 at approximately $0.02 per share for cash		25,000	25,000	[1]
Ordinary shares issued April 6, 2012 at approximately $0.02 per share for cash, shares	[1]		1,533,330
Net loss		(3,190)			(3,190)
Balance at Sep. 30, 2012		$ 21,810	$ 25,000	[1]	$ (3,190)
Balance, Shares at Sep. 30, 2012	[1]		1,533,333

[1]	(1) Includes an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment option was not exercised in full.